Segment Information - Schedule of Segment Information (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Oct. 01, 2018
Segment Reporting Information [Line Items]
Revenues	$ 1,256				$ 1,203					$ 4,475	$ 4,005	$ 3,576
Operating income (loss)	165	$ 29	$ 58	$ 122	147	$ 16	$ 28	$ 83	$ 90	356	217	222
Amortization of intangible assets	47	48	51	55	54	42	56	55	53	208	206	201
Depreciation of property, plant and equipment	24	18	$ 15	$ 14	14	14	$ 15	$ 14	$ 12	61	55	50
OIBDA	236				215					625	478	473
Total assets	6,314	6,017				5,344				6,017	5,344		$ 5,616
Capital expenditures	15				26					104	74	44
Operating Segments | Recorded Music
Segment Reporting Information [Line Items]
Revenues	1,084				1,041					3,840	3,360	3,020
Operating income (loss)	191				163					439	307	283
Amortization of intangible assets	29				38					139	138	136
Depreciation of property, plant and equipment	21				10					45	35	32
OIBDA	241				211					623	480	451
Total assets		2,217				1,999				2,217	1,999
Capital expenditures										29	20	21
Operating Segments | Music Publishing
Segment Reporting Information [Line Items]
Revenues	173				165					643	653	572
Operating income (loss)	14				22					92	84	81
Amortization of intangible assets	18				16					69	68	65
Depreciation of property, plant and equipment	1				1					5	7	6
OIBDA	33				39					166	159	152
Total assets		2,581				2,423				2,581	2,423
Capital expenditures										3	3	5
Corporate Expenses and Eliminations
Segment Reporting Information [Line Items]
Revenues	(1)				(3)					(8)	(8)	(16)
Operating income (loss)	(40)				(38)					(175)	(174)	(142)
Amortization of intangible assets										0	0	0
Depreciation of property, plant and equipment	2				3					11	13	12
OIBDA	$ (38)				$ (35)					(164)	(161)	(130)
Total assets		$ 1,219				$ 922				1,219	922
Capital expenditures										$ 72	$ 51	$ 18